                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-08208
                                                      ---------

                         Louisiana Municipals Portfolio
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                                    ---------
                             Date of Fiscal Year End

                                 August 31, 2003
                                 ---------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

LOUISIANA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Hospital -- 4.2%
------------------------------------------------------------------------
     $  100        Lafourche Parish, Hospital Service
                   District, 6.00%, 10/1/23                  $   101,017
        625        Louisiana Public Facilities Authority,
                   (General Health Systems),
                   6.80%, 11/1/16                                613,750
        500        Louisiana Public Facilities Authority,
                   (Tuoro Infirmary), 5.625%, 8/15/29            491,940
------------------------------------------------------------------------
                                                             $ 1,206,707
------------------------------------------------------------------------
Housing -- 7.1%
------------------------------------------------------------------------
     $  305        Louisiana HFA, Single Family, (GNMA),
                   (AMT), 8.00%, 3/1/25                      $   323,285
      1,385        Louisiana HFA, Single Family,
                   (GNMA/FNMA), 0.00%, 6/1/27                    340,835
        390        Louisiana Public Facilities Authority,
                   (Eden Point), 6.25%, 3/1/34                   344,054
        995        New Orleans Home Mortgage Authority,
                   Single Family, (GNMA/FNMA), (AMT),
                   6.30%, 6/1/28                               1,017,378
------------------------------------------------------------------------
                                                             $ 2,025,552
------------------------------------------------------------------------
Industrial Development Revenue -- 5.4%
------------------------------------------------------------------------
     $  490        Louisiana Environmental Facilities and
                   Community Development Authority,
                   (Senior-Air Cargo), (AMT), 6.65%, 1/1/25  $   506,699
        500        Saint Bernard Parish, (Mobil Oil),
                   5.90%, 11/1/26                                517,875
        500        South Louisiana Port Commission,
                   (Cargill), 5.85%, 4/1/17                      524,320
------------------------------------------------------------------------
                                                             $ 1,548,894
------------------------------------------------------------------------
Insured-Education -- 18.0%
------------------------------------------------------------------------
     $  500        Lafayette Public Trust Financing
                   Authority, (Ragin Cajun Facility, Inc.),
                   (MBIA), 5.00%, 10/1/32                    $   493,785
      1,000        Louisiana Public Facilities Authority,
                   (Dillard University), (AMBAC),
                   5.30%, 8/1/26                               1,020,400
        750        Louisiana Public Facilities Authority,
                   (Tulane University), (AMBAC),
                   5.00%, 7/1/32                                 740,917
        500        Louisiana Public Facilities Authority,
                   (Tulane University), (AMBAC),
                   5.00%, 2/15/26                                497,650
      1,100        Louisiana State University, (FGIC),
                   5.75%, 7/1/14                               1,157,079
      1,200        New Orleans, Finance Authority, (Xavier
                   University), (MBIA), 5.30%, 6/1/32          1,219,560
------------------------------------------------------------------------
                                                             $ 5,129,391
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Electric Utilities -- 3.1%
------------------------------------------------------------------------
     $1,750        Puerto Rico Electric Power Authority,
                   (MBIA), 0.00%, 7/1/17                     $   890,732
------------------------------------------------------------------------
                                                             $   890,732
------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 4.4%
------------------------------------------------------------------------
     $2,475        Jefferson Parish, Home Mortgage
                   Authority, Single Family, (FGIC),
                   Escrowed to Maturity, 0.00%, 5/1/17(1)    $ 1,251,533
------------------------------------------------------------------------
                                                             $ 1,251,533
------------------------------------------------------------------------
Insured-General Obligations -- 14.4%
------------------------------------------------------------------------
     $  250        Calcasieu Parish, School District,
                   (FGIC), 5.25%, 5/1/20                     $   259,010
        500        Louisiana, (FGIC), 5.00%, 11/15/20            507,980
      2,250        New Orleans, (AMBAC), 0.00%, 9/1/15         1,280,610
      2,900        New Orleans, (AMBAC), 0.00%, 9/1/16         1,553,008
        300        Puerto Rico General Obligation, (FSA),
                   Variable Rate, 7/1/27(2)(3)                   328,449
        120        Puerto Rico General Obligation, (MBIA),
                   Variable Rate, 7/1/20(2)(3)                   158,780
------------------------------------------------------------------------
                                                             $ 4,087,837
------------------------------------------------------------------------
Insured-Hospital -- 2.7%
------------------------------------------------------------------------
     $  750        Terrebonne Parish, Hospital Service
                   District No. 1, (Terrebonne General
                   Medical Center), (AMBAC), 5.50%, 4/1/33   $   773,963
------------------------------------------------------------------------
                                                             $   773,963
------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 2.6%
------------------------------------------------------------------------
     $  750        Louisiana Environmental Facilities and
                   Community Development Authority, (BRCC
                   Facility Corp.), (MBIA), 5.00%, 12/1/32   $   734,805
------------------------------------------------------------------------
                                                             $   734,805
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 4.2%
------------------------------------------------------------------------
     $  500        Calcasieu Parish Public Trust Authority
                   Student Lease, (McNeese Student
                   Housing), (MBIA), 5.25%, 5/1/33           $   507,090
        500        Louisiana Environmental Facilities and
                   Community Development Authority,
                   (Jefferson Parking Garage), (AMBAC),
                   5.00%, 9/1/31                                 490,760

                       SEE NOTES TO FINANCIAL STATEMENTS

LOUISIANA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Lease Revenue / Certificates of Participation (continued)
------------------------------------------------------------------------
     $  180        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 12/1/19(2)(3)     $   203,949
------------------------------------------------------------------------
                                                             $ 1,201,799
------------------------------------------------------------------------
Insured-Other Revenue -- 4.2%
------------------------------------------------------------------------
     $  500        Louisiana Environmental Facilities and
                   Community Development Authority,
                   (Capital and Equipment Acquisition),
                   (AMBAC), 4.50%, 12/1/18                   $   490,500
        700        Louisiana Environmental Facilities and
                   Community Development Authority,
                   (Parking Facility Corp. Garage),
                   (AMBAC), 5.375%, 10/1/31                      717,955
------------------------------------------------------------------------
                                                             $ 1,208,455
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 10.7%
------------------------------------------------------------------------
     $  500        Ernest N. Morial-New Orleans, Exhibition
                   Hall Authority, (AMBAC), 5.00%, 7/15/33   $   489,715
        750        Jefferson, District Sales Tax and Sales
                   Tax Revenue, (AMBAC), 5.25%, 12/1/22          774,075
      1,000        Louisiana Gas and Fuels Tax, (AMBAC),
                   5.00%, 6/1/32                                 988,040
        450        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/07(2)(4)                                  453,483
        350        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                     354,064
------------------------------------------------------------------------
                                                             $ 3,059,377
------------------------------------------------------------------------
Other Revenue -- 4.0%
------------------------------------------------------------------------
     $  350        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/32(2)(3)   $   423,003
      1,000        Tobacco Settlement Financing Corp.,
                   5.875%, 5/15/39                               720,690
------------------------------------------------------------------------
                                                             $ 1,143,693
------------------------------------------------------------------------
Senior Living / Life Care -- 10.0%
------------------------------------------------------------------------
     $  475        Louisiana HFA, (HCC Assisted Living
                   Group 1), (AMT), 9.00%, 3/1/25            $   456,993
        500        Louisiana HFA, (Saint Dominic Assisted
                   Care Facility), (GNMA), 6.85%, 9/1/25         528,115
      1,000        Louisiana HFA, (Saint Joseph's Manor
                   Retirement Center), (GNMA),
                   7.80%, 12/1/35                              1,100,510
        750        Louisiana PFA, (Glen Retirement System),
                   6.70%, 12/1/25                                752,040
------------------------------------------------------------------------
                                                             $ 2,837,658
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Transportation -- 3.6%
------------------------------------------------------------------------
     $1,000        Louisiana Offshore Terminal Authority,
                   Deepwater Port Revenue, (Loop, LLC),
                   5.20%, 10/1/18                            $ 1,009,330
------------------------------------------------------------------------
                                                             $ 1,009,330
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.6%
   (identified cost $27,382,142)                             $28,109,726
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.4%                       $   392,014
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $28,501,740
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 FSA - Financial Security Assurance, Inc.

 FGIC - Financial Guaranty Insurance Company

 AMBAC - AMBAC Financial Group, Inc.

 MBIA - Municipal Bond Insurance Association

 The Portfolio invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2003, 65.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.2% to 38.5% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2003

                                ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                 $60,890,842        $42,222,375         $51,509,016        $62,244,028
   Unrealized appreciation           3,039,165            733,985           1,770,783          4,116,934
------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $63,930,007        $42,956,360         $53,279,799        $66,360,962
------------------------------------------------------------------------------------------------------------
Cash                               $        --        $   212,087         $        --        $   278,179
Receivable for investments
   sold                                     --                 --             459,257             75,000
Interest receivable                    819,227            628,223             732,177            877,695
Receivable for daily variation
   margin on open financial
   futures contracts                    13,125                 --              13,209             13,344
------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                       $64,762,359        $43,796,670         $54,484,442        $67,605,180
------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------
Demand note payable                $        --        $        --         $   300,000        $        --
Payable for open swap
   contracts                                --             70,930                  --                 --
Due to bank                             16,563                 --              42,602                 --
Accrued expenses                        29,456             27,072              27,055             29,888
------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $    46,019        $    98,002         $   369,657        $    29,888
------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                       $64,716,340        $43,698,668         $54,114,785        $67,575,292
------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                     $61,729,021        $43,035,613         $52,334,116        $63,511,069
Net unrealized appreciation
   (computed on the basis of
   identified cost)                  2,987,319            663,055           1,780,669          4,064,223
------------------------------------------------------------------------------------------------------------
TOTAL                              $64,716,340        $43,698,668         $54,114,785        $67,575,292
------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2003

                                LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                  $27,382,142         $77,657,544         $53,182,391            $83,597,338
   Unrealized appreciation
      (depreciation)                    727,584            (822,761)          2,866,907              4,776,521
---------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE               $28,109,726         $76,834,783         $56,049,298            $88,373,859
---------------------------------------------------------------------------------------------------------------------
Cash                                $        --         $    24,663         $   627,311            $        --
Receivable for investments
   sold                                 537,935           2,466,119                  --                620,753
Interest receivable                     386,100             963,405             656,333                973,095
Receivable for daily variation
   margin on open financial
   futures contracts                     10,275              20,125              11,956                 28,021
---------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                        $29,044,036         $80,309,095         $57,344,898            $89,995,728
---------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------
Payable for investments
   purchased                        $        --         $ 1,598,321         $        --            $        --
Demand note payable                     500,000                  --                  --                400,000
Due to bank                              17,635                  --                  --                 19,567
Accrued expenses                         24,661              32,394              27,323                 31,742
---------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                   $   542,296         $ 1,630,715         $    27,323            $   451,309
---------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                        $28,501,740         $78,678,380         $57,317,575            $89,544,419
---------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                      $27,763,648         $79,580,640         $54,432,440            $84,739,239
Net unrealized appreciation
   (depreciation) (computed on
   the basis of identified
   cost)                                738,092            (902,260)          2,885,135              4,805,180
---------------------------------------------------------------------------------------------------------------------
TOTAL                               $28,501,740         $78,678,380         $57,317,575            $89,544,419
---------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2003

                                OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                $80,328,798           $51,021,898             $43,634,615         $106,704,028
   Unrealized appreciation          1,241,391               821,398               2,192,547            4,728,240
-------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE             $81,570,189           $51,843,296             $45,827,162         $111,432,268
-------------------------------------------------------------------------------------------------------------------
Cash                              $        --           $   401,046             $ 1,174,641         $    226,863
Receivable for investments
   sold                               324,400                    --                 920,853              200,000
Interest receivable                 1,140,684               818,487                 553,119            1,614,327
Receivable for daily variation
   margin on open financial
   futures contracts                       --                 7,656                   9,714               39,231
-------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                      $83,035,273           $53,070,485             $48,485,489         $113,512,689
-------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------
Payable for open swap
   contracts                      $   193,446           $        --             $        --         $         --
Payable for when-issued
   securities                              --             1,827,358                      --                   --
Due to bank                            96,379                    --                      --                   --
Accrued expenses                       29,738                29,381                  24,909               35,077
-------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                 $   319,563           $ 1,856,739             $    24,909         $     35,077
-------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                      $82,715,710           $51,213,746             $48,460,580         $113,477,612
-------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                    $81,667,765           $50,398,521             $46,253,223         $108,709,249
Net unrealized appreciation
   (computed on the basis of
   identified cost)                 1,047,945               815,225               2,207,357            4,768,363
-------------------------------------------------------------------------------------------------------------------
TOTAL                             $82,715,710           $51,213,746             $48,460,580         $113,477,612
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2003

                                      ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
------------------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------------------
Interest                                 $ 3,599,223        $ 2,472,634         $3,262,430         $ 3,801,148
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                  $ 3,599,223        $ 2,472,634         $3,262,430         $ 3,801,148
------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------
Investment adviser fee                   $   210,535        $   112,691         $  171,183         $   228,505
Trustees fees and expenses                     6,897              1,778              6,897               6,897
Legal and accounting services                 21,253             18,848             26,004              20,968
Custodian fee                                 50,564             39,615             45,679              53,126
Miscellaneous                                  7,504              8,382              7,578               7,805
------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                           $   296,753        $   181,314         $  257,341         $   317,301
------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee            $    10,672        $     9,493         $   12,263         $    12,572
------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                 $    10,672        $     9,493         $   12,263         $    12,572
------------------------------------------------------------------------------------------------------------------

NET EXPENSES                             $   286,081        $   171,821         $  245,078         $   304,729
------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                    $ 3,313,142        $ 2,300,813         $3,017,352         $ 3,496,419
------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)            $   227,714        $   349,605         $ (361,566)        $(2,727,187)
   Financial futures contracts               (93,284)           177,831             27,931              48,286
------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                 $   134,430        $   527,436         $ (333,635)        $(2,678,901)
------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                             $(1,465,217)       $(1,565,186)        $ (651,046)        $ 1,393,216
   Financial futures contracts                (3,728)                --             38,078             (18,745)
   Interest rate swap contracts                   --            (70,930)                --                  --
------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)           $(1,468,945)       $(1,636,116)        $ (612,968)        $ 1,374,471
------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS         $(1,334,515)       $(1,108,680)        $ (946,603)        $(1,304,430)
------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $ 1,978,627        $ 1,192,133         $2,070,749         $ 2,191,989
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2003

                                      LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------------------
Interest                                  $1,681,963          $ 4,538,967         $ 3,441,251            $ 5,123,496
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                   $1,681,963          $ 4,538,967         $ 3,441,251            $ 5,123,496
---------------------------------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                    $   60,657          $   294,964         $   185,506            $   342,415
Trustees fees and expenses                     1,818                6,871               6,946                  6,867
Legal and accounting services                 19,154               23,000              21,344                 23,142
Custodian fee                                 28,953               62,948              43,462                 67,750
Miscellaneous                                  7,934                9,147              10,074                  9,440
---------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $  118,516          $   396,930         $   267,332            $   449,614
---------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $    7,341          $    16,256         $    11,823            $    16,212
---------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    7,341          $    16,256         $    11,823            $    16,212
---------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                              $  111,175          $   380,674         $   255,509            $   433,402
---------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $1,570,788          $ 4,158,293         $ 3,185,742            $ 4,690,094
---------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)             $  156,066          $   345,751         $   357,728            $  (959,779)
   Financial futures contracts                78,878               91,840              18,093                125,928
---------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                  $  234,944          $   437,591         $   375,821            $  (833,851)
---------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                              $ (942,203)         $(2,060,643)        $(1,522,911)           $(1,865,385)
   Financial futures contracts                45,690              (54,968)             42,896                139,231
---------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $ (896,513)         $(2,115,611)        $(1,480,015)           $(1,726,154)
---------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (661,569)         $(1,678,020)        $(1,104,194)           $(2,560,005)
---------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  909,219          $ 2,480,273         $ 2,081,548            $ 2,130,089
---------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2003

                                      OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------------------
Interest                                $ 5,044,254           $ 2,832,521             $2,670,121          $ 6,632,020
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                 $ 5,044,254           $ 2,832,521             $2,670,121          $ 6,632,020
-------------------------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                  $   308,844           $   137,196             $  134,775          $   459,099
Trustees fees and expenses                    6,936                 1,769                  1,819                9,039
Legal and accounting services                24,067                20,998                 19,258               25,276
Custodian fee                                57,146                42,880                 38,095               81,293
Miscellaneous                                11,491                 8,393                  8,784               12,791
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                          $   408,484           $   211,236             $  202,731          $   587,498
-------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee           $    14,202           $     9,564             $   13,541          $    12,478
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                $    14,202           $     9,564             $   13,541          $    12,478
-------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                            $   394,282           $   201,672             $  189,190          $   575,020
-------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                   $ 4,649,972           $ 2,630,849             $2,480,931          $ 6,057,000
-------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)           $  (119,063)          $   252,345             $   14,833          $  (148,896)
   Financial futures contracts              172,450               191,943                117,546              (17,521)
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                $    53,387           $   444,288             $  132,379          $  (166,417)
-------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                            $(2,334,714)          $(1,630,512)            $ (798,853)         $(2,684,031)
   Financial futures contracts                   --                26,935                 35,073              214,776
   Interest rate swap contracts            (193,446)                   --                     --                   --
-------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)          $(2,528,160)          $(1,603,577)            $ (763,780)         $(2,469,255)
-------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS        $(2,474,773)          $(1,159,289)            $ (631,401)         $(2,635,672)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                           $ 2,175,199           $ 1,471,560             $1,849,530          $ 3,421,328
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2003

INCREASE (DECREASE) IN NET ASSETS  ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
---------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $ 3,313,142        $ 2,300,813        $  3,017,352        $  3,496,419
   Net realized gain (loss)               134,430            527,436            (333,635)         (2,678,901)
   Net change in unrealized
      appreciation (depreciation)      (1,468,945)        (1,636,116)           (612,968)          1,374,471
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $ 1,978,627        $ 1,192,133        $  2,070,749        $  2,191,989
---------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $ 7,826,188        $ 4,263,125        $  6,128,727        $  6,168,539
   Withdrawals                         (9,563,241)        (5,016,611)        (10,414,983)        (10,294,305)
---------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS               $(1,737,053)       $  (753,486)       $ (4,286,256)       $ (4,125,766)
---------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                             $   241,574        $   438,647        $ (2,215,507)       $ (1,933,777)
---------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------
At beginning of year                  $64,474,766        $43,260,021        $ 56,330,292        $ 69,509,069
---------------------------------------------------------------------------------------------------------------
AT END OF YEAR                        $64,716,340        $43,698,668        $ 54,114,785        $ 67,575,292
---------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2003

INCREASE (DECREASE) IN NET ASSETS  LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income               $ 1,570,788         $  4,158,293        $ 3,185,742            $  4,690,094
   Net realized gain (loss)                234,944              437,591            375,821                (833,851)
   Net change in unrealized
      appreciation (depreciation)         (896,513)          (2,115,611)        (1,480,015)             (1,726,154)
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                          $   909,219         $  2,480,273        $ 2,081,548            $  2,130,089
------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                       $ 2,630,038         $  8,575,652        $ 5,893,727            $  7,117,679
   Withdrawals                          (4,426,484)         (17,793,080)        (9,406,029)            (15,522,233)
------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                $(1,796,446)        $ (9,217,428)       $(3,512,302)           $ (8,404,554)
------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS             $  (887,227)        $ (6,737,155)       $(1,430,754)           $ (6,274,465)
------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------
At beginning of year                   $29,388,967         $ 85,415,535        $58,748,329            $ 95,818,884
------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                         $28,501,740         $ 78,678,380        $57,317,575            $ 89,544,419
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2003

INCREASE (DECREASE) IN NET ASSETS  OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income             $  4,649,972          $ 2,630,849             $ 2,480,931         $  6,057,000
   Net realized gain (loss)                53,387              444,288                 132,379             (166,417)
   Net change in unrealized
      appreciation (depreciation)      (2,528,160)          (1,603,577)               (763,780)          (2,469,255)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                        $  2,175,199          $ 1,471,560             $ 1,849,530         $  3,421,328
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                     $  9,291,990          $10,958,295             $ 8,308,589         $  7,960,993
   Withdrawals                        (12,365,559)          (7,921,651)             (9,554,586)         (17,554,176)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL
   TRANSACTIONS                      $ (3,073,569)         $ 3,036,644             $(1,245,997)        $ (9,593,183)
----------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                            $   (898,370)         $ 4,508,204             $   603,533         $ (6,171,855)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                 $ 83,614,080          $46,705,542             $47,857,047         $119,649,467
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                       $ 82,715,710          $51,213,746             $48,460,580         $113,477,612
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2002

INCREASE (DECREASE) IN NET ASSETS  ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
---------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $ 3,272,765        $ 2,245,811        $  3,343,135        $  3,850,104
   Net realized gain (loss)              (631,672)           602,730             367,293            (156,918)
   Net change in unrealized
      appreciation (depreciation)         347,603           (501,713)           (974,424)           (736,198)
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $ 2,988,696        $ 2,346,828        $  2,736,004        $  2,956,988
---------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $ 6,809,501        $ 4,582,385        $  4,309,009        $  4,107,303
   Withdrawals                         (9,594,679)        (6,331,168)        (14,387,224)        (17,376,284)
---------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS               $(2,785,178)       $(1,748,783)       $(10,078,215)       $(13,268,981)
---------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                             $   203,518        $   598,045        $ (7,342,211)       $(10,311,993)
---------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------
At beginning of year                  $64,271,248        $42,661,976        $ 63,672,503        $ 79,821,062
---------------------------------------------------------------------------------------------------------------
AT END OF YEAR                        $64,474,766        $43,260,021        $ 56,330,292        $ 69,509,069
---------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2002

INCREASE (DECREASE) IN NET ASSETS  LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income               $ 1,587,954         $  4,280,034        $ 3,185,904            $  5,076,726
   Net realized gain (loss)                 (9,056)              29,738           (131,873)                630,398
   Net change in unrealized
      appreciation (depreciation)         (162,433)               7,301           (122,874)             (1,639,536)
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                          $ 1,416,465         $  4,317,073        $ 2,931,157            $  4,067,588
------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                       $ 3,366,902         $ 12,850,221        $ 6,471,395            $  7,401,642
   Withdrawals                          (4,549,359)         (14,548,820)        (8,202,615)            (16,674,894)
------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                $(1,182,457)        $ (1,698,599)       $(1,731,220)           $ (9,273,252)
------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                              $   234,008         $  2,618,474        $ 1,199,937            $ (5,205,664)
------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------
At beginning of year                   $29,154,959         $ 82,797,061        $57,548,392            $101,024,548
------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                         $29,388,967         $ 85,415,535        $58,748,329            $ 95,818,884
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2002

INCREASE (DECREASE) IN NET ASSETS  OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income             $  4,496,689          $ 2,286,247             $ 2,469,992         $  6,330,915
   Net realized gain (loss)               970,187             (184,633)                 42,386              594,776
   Net change in unrealized
      appreciation (depreciation)      (1,264,734)               8,493                 (77,276)          (2,029,896)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                        $  4,202,142          $ 2,110,107             $ 2,435,102         $  4,895,795
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                     $  9,273,139          $10,460,995             $ 5,681,377         $ 10,163,485
   Withdrawals                        (13,812,339)          (5,687,013)             (7,628,407)         (17,512,878)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL
   TRANSACTIONS                      $ (4,539,200)         $ 4,773,982             $(1,947,030)        $ (7,349,393)
----------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                            $   (337,058)         $ 6,884,089             $   488,072         $ (2,453,598)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                 $ 83,951,138          $39,821,453             $47,368,975         $122,103,065
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                       $ 83,614,080          $46,705,542             $47,857,047         $119,649,467
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       ALABAMA PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.46%         0.45%        0.46%       0.49%       0.46%
   Expenses after custodian
      fee reduction                  0.44%         0.44%        0.44%       0.48%       0.45%
   Net investment income             5.08%         5.21%        5.31%       5.57%       5.18%
Portfolio Turnover                     10%           25%          14%          8%         23%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      3.09%         4.86%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $64,716       $64,475      $64,271     $66,653     $82,141
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.20% to 5.21%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      ARKANSAS PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.41%         0.40%        0.39%       0.46%       0.45%
   Expenses after custodian
      fee reduction                  0.39%         0.39%        0.37%       0.45%       0.43%
   Net investment income             5.22%         5.38%        5.48%       5.65%       5.25%
Portfolio Turnover                     25%           23%           9%         14%         24%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      2.81%         5.83%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $43,699       $43,260      $42,662     $42,233     $50,491
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.37% to 5.38%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       GEORGIA PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.46%         0.46%        0.45%       0.49%       0.46%
   Expenses after custodian
      fee reduction                  0.44%         0.45%        0.42%       0.47%       0.42%
   Net investment income             5.38%         5.55%        5.47%       5.69%       5.31%
Portfolio Turnover                     16%           18%           8%         13%         38%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      3.82%         4.82%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $54,115       $56,330      $63,673     $63,067     $71,220
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.54% to 5.55%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      KENTUCKY PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.46%         0.45%        0.48%       0.52%       0.49%
   Expenses after custodian
      fee reduction                  0.44%         0.44%        0.44%       0.50%       0.47%
   Net investment income             5.05%         5.25%        5.17%       5.75%       5.36%
Portfolio Turnover                     10%            5%          15%         11%         11%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      3.22%         4.39%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $67,575       $69,509      $79,821     $81,708     $97,762
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.23% to 5.25%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      LOUISIANA PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.40%         0.40%        0.43%       0.39%       0.37%
   Expenses after custodian
      fee reduction                  0.38%         0.38%        0.40%       0.35%       0.34%
   Net investment income             5.33%         5.43%        5.28%       5.63%       5.16%
Portfolio Turnover                     21%           25%          14%         14%         20%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      3.16%         5.02%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $28,502       $29,389      $29,155     $28,441     $32,668
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.28% to 5.43%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      MARYLAND PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.47%         0.48%        0.47%       0.51%       0.49%
   Expenses after custodian
      fee reduction                  0.45%         0.46%        0.42%       0.49%       0.46%
   Net investment income             4.96%         5.12%        5.30%       5.18%       5.05%
Portfolio Turnover                     28%           25%          18%          9%         31%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      2.90%         5.17%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $78,678       $85,416      $82,797     $81,676     $95,223
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      MISSOURI PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.45%         0.44%        0.45%       0.49%       0.46%
   Expenses after custodian
      fee reduction                  0.43%         0.43%        0.43%       0.48%       0.44%
   Net investment income             5.39%         5.60%        5.65%       5.80%       5.28%
Portfolio Turnover                     20%            8%           8%          8%         21%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      3.65%         5.24%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $57,318       $58,748      $57,548     $58,927     $68,264
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.59% to 5.60%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     NORTH CAROLINA PORTFOLIO
                                  --------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  --------------------------------------------------------------
                                    2003        2002(1)        2001         2000         1999
------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.48%         0.48%         0.49%        0.52%        0.50%
   Expenses after custodian
      fee reduction                  0.46%         0.48%         0.46%        0.49%        0.49%
   Net investment income             4.99%         5.28%         5.34%        5.66%        5.24%
Portfolio Turnover                     21%           21%           28%          17%           3%
------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      2.29%         4.43%           --           --           --
------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $89,544       $95,819      $101,025     $110,493     $129,330
------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.27% to 5.28%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       OREGON PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.49%         0.46%        0.48%       0.51%       0.48%
   Expenses after custodian
      fee reduction                  0.47%         0.45%        0.47%       0.50%       0.47%
   Net investment income             5.50%         5.46%        5.45%       5.63%       5.27%
Portfolio Turnover                     16%           21%          13%         25%         35%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      2.58%         5.28%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $82,716       $83,614      $83,951     $83,712     $94,317
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.43% to 5.46%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   SOUTH CAROLINA PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.43%         0.40%        0.39%       0.44%       0.43%
   Expenses after custodian
      fee reduction                  0.41%         0.38%        0.34%       0.42%       0.40%
   Net investment income             5.36%         5.49%        5.56%       5.77%       5.33%
Portfolio Turnover                     37%           15%          21%         12%         26%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      3.15%         5.07%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $51,214       $46,706      $39,821     $35,070     $44,833
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.46% to 5.49%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      TENNESSEE PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.42%         0.40%        0.41%       0.44%       0.42%
   Expenses after custodian
      fee reduction                  0.39%         0.38%        0.37%       0.42%       0.41%
   Net investment income             5.05%         5.27%        5.39%       5.61%       5.23%
Portfolio Turnover                     17%           19%          11%          9%         13%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      3.90%         5.38%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $48,461       $47,857      $47,369     $45,015     $49,407
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                        VIRGINIA PORTFOLIO
                                  ---------------------------------------------------------------
                                                       YEAR ENDED AUGUST 31,
                                  ---------------------------------------------------------------
                                    2003         2002(1)        2001         2000         1999
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.50%         0.49%         0.49%        0.54%        0.50%
   Expenses after custodian
      fee reduction                   0.49%         0.49%         0.47%        0.53%        0.48%
   Net investment income              5.13%         5.31%         5.28%        5.61%        5.26%
Portfolio Turnover                      20%           33%           39%          23%          17%
-------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                       2.89%         4.25%           --           --           --
-------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $113,478      $119,649      $122,103     $115,776     $137,624
-------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.30% to 5.31%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Alabama Municipals Portfolio (Alabama Portfolio), Arkansas Municipals Portfolio (Arkansas Portfolio), Georgia Municipals Portfolio (Georgia Portfolio), Kentucky Municipals Portfolio (Kentucky Portfolio), Louisiana Municipals Portfolio (Louisiana Portfolio), Maryland Municipals Portfolio (Maryland Portfolio), Missouri Municipals Portfolio (Missouri Portfolio), North Carolina Municipals Portfolio (North Carolina Portfolio), Oregon Municipals Portfolio (Oregon Portfolio), South Carolina Municipals Portfolio (South Carolina Portfolio), Tennessee Municipals Portfolio (Tennessee Portfolio) and Virginia Municipals Portfolio (Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The Portfolios, which were organized as trusts under the laws of the State of New York on May 1, 1992, seek to achieve current income exempt from regular federal income tax and from particular state or local income or other taxes. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. At August 31, 2003, Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund and Eaton Vance Virginia Municipals Fund each held an approximate 99.9% interest in its corresponding Portfolio. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Interest Rate Swaps -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolios make semi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

 J Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended August 31, 2003, the Portfolios paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT     EFFECTIVE RATE*
    --------------------------------------------------------------------
    Alabama                                   $ 210,535            0.32%
    Arkansas                                    112,691            0.26%
    Georgia                                     171,183            0.31%
    Kentucky                                    228,505            0.33%
    Louisiana                                    60,657            0.21%
    Maryland                                    294,964            0.35%
    Missouri                                    185,506            0.31%
    North Carolina                              342,415            0.36%
    Oregon                                      308,844            0.37%
    South Carolina                              137,196            0.28%
    Tennessee                                   134,775            0.27%
    Virginia                                    459,099            0.39%

 *    As a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2003, no significant amounts have been deferred.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

   During the year ended August 31, 2003, certain Portfolios engaged in purchase and sale transactions with other Portfolios that also utilize BMR as an investment adviser. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to:

    PORTFOLIO                                 PURCHASES   SALES
    ----------------------------------------------------------------
    Arkansas                                  $1,286,500  $1,586,235
    Louisiana                                         --  $   36,448
    Maryland                                  $  505,820          --
    Missouri                                  $  254,030  $  811,950
    North Carolina                            $  159,980  $  505,820
    Oregon                                    $1,027,480  $  531,820
    Tennessee                                 $2,154,508          --
    South Carolina                                    --  $  930,924
    Virginia                                          --  $1,024,040

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the year ended August 31, 2003, were as follows:

    ALABAMA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  7,611,624
    Sales                                        6,186,200
    ARKANSAS PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 12,982,100
    Sales                                       11,000,758
    GEORGIA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  8,504,423
    Sales                                        8,586,527

    KENTUCKY PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  6,549,196
    Sales                                        7,325,461

    LOUISIANA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  6,167,628
    Sales                                        6,945,849

    MARYLAND PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 22,606,352
    Sales                                       27,065,525

    MISSOURI PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 11,217,731
    Sales                                       12,208,740

    NORTH CAROLINA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 19,186,083
    Sales                                       22,607,432

    OREGON PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 14,756,145
    Sales                                       12,994,317

    SOUTH CAROLINA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 25,524,806
    Sales                                       17,736,633

    TENNESSEE PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  8,194,601
    Sales                                        8,444,977

    VIRGINIA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 23,137,317
    Sales                                       27,119,520

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at August 31, 2003, as computed on a federal income tax basis, are as follows:

    ALABAMA PORTFOLIO
    -------------------------------------------------------
    AGGREGATE COST                            $  60,885,134
    -------------------------------------------------------
    Gross unrealized appreciation             $   3,879,511
    Gross unrealized depreciation                  (834,638)
    -------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   3,044,873
    -------------------------------------------------------
    ARKANSAS PORTFOLIO
    -------------------------------------------------------
    AGGREGATE COST                            $  42,218,774
    -------------------------------------------------------
    Gross unrealized appreciation             $   1,864,014
    Gross unrealized depreciation                (1,126,428)
    -------------------------------------------------------
    NET UNREALIZED APPRECIATION               $     737,586
    -------------------------------------------------------
    GEORGIA PORTFOLIO
    -------------------------------------------------------
    AGGREGATE COST                            $  51,445,735
    -------------------------------------------------------
    Gross unrealized appreciation             $   3,705,884
    Gross unrealized depreciation                (1,871,820)
    -------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   1,834,064
    -------------------------------------------------------
    KENTUCKY PORTFOLIO
    -------------------------------------------------------
    AGGREGATE COST                            $  62,337,870
    -------------------------------------------------------
    Gross unrealized appreciation             $   3,725,080
    Gross unrealized depreciation                  (245,300)
    -------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   3,479,780
    -------------------------------------------------------
    LOUISIANA PORTFOLIO
    -------------------------------------------------------
    AGGREGATE COST                            $  27,154,367
    -------------------------------------------------------
    Gross unrealized appreciation             $   1,317,556
    Gross unrealized depreciation                  (351,689)
    -------------------------------------------------------
    NET UNREALIZED APPRECIATION               $     965,867
    -------------------------------------------------------
    MARYLAND PORTFOLIO
    -------------------------------------------------------
    AGGREGATE COST                            $  78,012,763
    -------------------------------------------------------
    Gross unrealized appreciation             $   3,180,744
    Gross unrealized depreciation                (4,438,224)
    -------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (1,257,480)
    -------------------------------------------------------

    MISSOURI PORTFOLIO
    -------------------------------------------------------
    AGGREGATE COST                            $  53,165,303
    -------------------------------------------------------
    Gross unrealized appreciation             $   3,486,797
    Gross unrealized depreciation                  (602,802)
    -------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   2,883,995
    -------------------------------------------------------

    NORTH CAROLINA PORTFOLIO
    -------------------------------------------------------
    AGGREGATE COST                            $  83,536,315
    -------------------------------------------------------
    Gross unrealized appreciation             $   5,892,091
    Gross unrealized depreciation                (1,054,547)
    -------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   4,837,544
    -------------------------------------------------------

    OREGON PORTFOLIO
    -------------------------------------------------------
    AGGREGATE COST                            $  80,253,267
    -------------------------------------------------------
    Gross unrealized appreciation             $   2,699,936
    Gross unrealized depreciation                (1,383,014)
    -------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   1,316,922
    -------------------------------------------------------

    SOUTH CAROLINA PORTFOLIO
    -------------------------------------------------------
    AGGREGATE COST                            $  51,006,535
    -------------------------------------------------------
    Gross unrealized appreciation             $   1,951,071
    Gross unrealized depreciation                (1,114,310)
    -------------------------------------------------------
    NET UNREALIZED APPRECIATION               $     836,761
    -------------------------------------------------------

    TENNESSEE PORTFOLIO
    -------------------------------------------------------
    AGGREGATE COST                            $  43,631,951
    -------------------------------------------------------
    Gross unrealized appreciation             $   2,472,588
    Gross unrealized depreciation                  (277,377)
    -------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   2,195,211
    -------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

    VIRGINIA PORTFOLIO
    -------------------------------------------------------
    AGGREGATE COST                            $ 106,672,530
    -------------------------------------------------------
    Gross unrealized appreciation             $   5,749,367
    Gross unrealized depreciation                  (989,629)
    -------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   4,759,738
    -------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At August 31, 2003, the Georgia Portfolio, the Louisiana Portfolio, and the North Carolina Portfolio had balances outstanding pursuant to this line of credit of $300,000, $500,000, and $400,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended
   August 31, 2003.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations held under these financial instruments at August 31, 2003, is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                                                                      NET UNREALIZED
                                    EXPIRATION                                         APPRECIATION
    PORTFOLIO                       DATE        CONTRACTS                 POSITION    (DEPRECIATION)
    ------------------------------------------------------------------------------------------------
    Alabama                         12/03       60 U.S. Treasury Bond     Short          $(51,846)
    ------------------------------------------------------------------------------------------------
    Georgia                         12/03       69 U.S. Treasury Bond     Short          $  9,886
    ------------------------------------------------------------------------------------------------
    Kentucky                        12/03       61 U.S. Treasury Bond     Short          $(52,711)
    ------------------------------------------------------------------------------------------------
    Louisiana                       12/03       55 U.S. Treasury Bond     Short          $ 10,508
    ------------------------------------------------------------------------------------------------
    Maryland                        12/03       92 U.S. Treasury Bond     Short          $(79,499)
    ------------------------------------------------------------------------------------------------
    Missouri                        12/03       64 U.S. Treasury Bond     Short          $ 18,228
    ------------------------------------------------------------------------------------------------
    North Carolina                  12/03       150 U.S. Treasury Bond    Short          $ 28,659
    ------------------------------------------------------------------------------------------------
    South Carolina                  12/03       35 U.S. Treasury Bond     Short          $ (6,173)
    ------------------------------------------------------------------------------------------------
    Tennessee                       12/03       52 U.S. Treasury Bond     Short          $ 14,810
    ------------------------------------------------------------------------------------------------
    Virginia                        12/03       210 U.S. Treasury Bond    Short          $ 40,123

       At August 31, 2003, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

       At August 31, 2003, the Arkansas Portfolio and the Oregon Portfolio have entered into interest rate swap agreements with JP Morgan Chase Bank whereby the Portfolios make bi-annual payments at a fixed rate equal to 4.55% on the notional amount of $5,500,000 and $15,000,000, respectively. In exchange, the Portfolios receive payments at a rate equal to the Bond Market Association Municipal Swap Index on the same notional amounts. The value of the contracts, which terminate November 19, 2023, are recorded as a payable for open swap contracts on the Arkansas Portfolio and the Oregon Portfolio of $70,930 and $193,446, respectively, at August 31, 2003.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

7 Interestholder Meeting (Unaudited)
--------------------------------------------------------------------------------
   Each Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              JESSICA M.  DONALD R.  JAMES B.  SAMUEL L.   WILLIAM H.  NORTON H.  LYNN A.
    PORTFOLIO                                 BIBLIOWICZ   DWIGHT     HAWKES   HAYES, III     PARK      REAMER     STOUT
    ---------------------------------------------------------------------------------------------------------------------
    Alabama Portfolio
       Affirmative                                 99%        99%        99%        99%         99%        99%       99%
       Withhold                                     1%         1%         1%         1%          1%         1%        1%
    Arkansas Portfolio
       Affirmative                                 99%        99%        99%        99%         99%        99%       99%
       Withhold                                     1%         1%         1%         1%          1%         1%        1%
    Georgia Portfolio
       Affirmative                                 98%        98%        98%        98%         98%        98%       98%
       Withhold                                     2%         2%         2%         2%          2%         2%        2%
    Kentucky Portfolio
       Affirmative                                 98%        98%        98%        98%         98%        98%       98%
       Withhold                                     2%         2%         2%         2%          2%         2%        2%
    Louisiana Portfolio
       Affirmative                                 98%        98%        98%        98%         98%        98%       98%
       Withhold                                     2%         2%         2%         2%          2%         2%        2%
    Maryland Portfolio
       Affirmative                                 98%        98%        99%        98%         99%        98%       98%
       Withhold                                     2%         2%         1%         2%          1%         2%        2%
    Missouri Portfolio
       Affirmative                                 97%        96%        97%        97%         96%        96%       96%
       Withhold                                     3%         4%         3%         3%          4%         4%        4%
    North Carolina Portfolio
       Affirmative                                 99%        99%        99%        99%         99%        99%       99%
       Withhold                                     1%         1%         1%         1%          1%         1%        1%
    Oregon Portfolio
       Affirmative                                 98%        98%        98%        98%         98%        98%       98%
       Withhold                                     2%         2%         2%         2%          2%         2%        2%
    South Carolina Portfolio
       Affirmative                                 99%        98%        99%        99%         99%        99%       99%
       Withhold                                     1%         2%         1%         1%          1%         1%        1%
    Tennessee Portfolio
       Affirmative                                 99%        99%        99%        99%         99%        99%       99%
       Withhold                                     1%         1%         1%         1%          1%         1%        1%
    Virginia Portfolio
       Affirmative                                 99%        99%        99%        99%         99%        99%       99%
       Withhold                                     1%         1%         1%         1%          1%         1%        1%

       Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolios.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF ALABAMA MUNICIPALS PORTFOLIO, ARKANSAS MUNICIPALS PORTFOLIO, GEORGIA MUNICIPALS PORTFOLIO, KENTUCKY MUNICIPALS PORTFOLIO, LOUISIANA MUNICIPALS PORTFOLIO, MARYLAND MUNICIPALS PORTFOLIO, MISSOURI MUNICIPALS PORTFOLIO, NORTH CAROLINA MUNICIPALS PORTFOLIO, OREGON MUNICIPALS PORTFOLIO, SOUTH CAROLINA MUNICIPALS PORTFOLIO, TENNESSEE MUNICIPALS PORTFOLIO AND VIRGINIA MUNICIPALS
PORTFOLIO:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Alabama Municipals Portfolio, Arkansas Municipals Portfolio, Georgia Municipals Portfolio, Kentucky Municipals Portfolio, Louisiana Municipals Portfolio, Maryland Municipals Portfolio, Missouri Municipals Portfolio, North Carolina Municipals Portfolio, Oregon Municipals Portfolio, South Carolina Municipals Portfolio, Tennessee Municipals Portfolio and Virginia Municipals Portfolio (the "Portfolios") as of August 31, 2003, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 2003 and 2002 and supplementary data for each of the years in the five year period ended August 31, 2003. These financial statements and supplementary data are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the aforementioned Portfolios at August 31, 2003, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 10, 2003

EATON VANCE MUNICIPALS FUNDS

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Municipals Trust (the Trust), Alabama Municipals Portfolio (ALP), Arkansas Municipals Portfolio (ARP), Georgia Municipals Portfolio (GAP), Kentucky Municipals Portfolio (KYP), Louisiana Municipals Portfolio (LAP), Maryland Municipals Portfolio (MDP), Missouri Municipals Portfolio (MOP), North Carolina Municipals Portfolio (NCP), Oregon Municipals Portfolio (ORP), South Carolina Municipals Portfolio (SCP), Tennessee Municipals Portfolio (TNP) and Virginia Municipals Portfolio (VAP) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds' principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM.

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND         TRUST AND THE         LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIOS           SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE(S)

 Jessica M.               Trustee            Since 1998      President and Chief              193                    None
 Bibliowicz                                                  Executive Officer of
 11/28/59                                                    National Financial
                                                             Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes      Trustee and Vice    Trustee and Vice   Chairman, President and          193              Director of EVC
 11/9/41                 President        President of the   Chief Executive Officer
                                         Trust since 1985;   of BMR, EVC, EVM and
                                         of the Portfolios   EV; Director of EV;
                                             since 1992      Vice President and
                                                             Director of EVD.
                                                             Trustee and/or officer
                                                             of 193 registered
                                                             investment companies in
                                                             the Eaton Vance Fund
                                                             Complex. Mr. Hawkes is
                                                             an interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Trust and the
                                                             Portfolios.

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND         TRUST AND THE         LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIOS           SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 NONINTERESTED TRUSTEE(S)

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  193           Director of Tiffany &
 III                                     Trust since 1986;   Professor of Investment                           Co. (specialty
 2/23/35                                 of ALP, GAP, KYP,   Banking                                            retailer) and
                                           MDP, MOP, NCP,    Emeritus, Harvard                                  Telect, Inc.
                                          ORP, TNP and VAP   University Graduate                             (telecommunication
                                           since 1992; of    School of                                       services company)
                                          ARP, LAP and SCP   Business Administration.
                                             since 1993

 William H. Park          Trustee            Since 2003      President and Chief              190                   None
 9/19/47                                                     Executive Officer,
                                                             Prizm Capital
                                                             Management, LLC
                                                             (investment management
                                                             firm) (since 2002).
                                                             Executive Vice
                                                             President and Chief
                                                             Financial
                                                             Officer, United Asset
                                                             Management Corporation
                                                             (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) (1982-2001).

 Ronald A. Pearlman       Trustee            Since 2003      Professor of Law,                190                   None
 7/10/40                                                     Georgetown University
                                                             Law Center
                                                             (since 1999). Tax
                                                             Partner, Covington &
                                                             Burling,
                                                             Washington, DC
                                                             (1991-2000).

EATON VANCE MUNICIPALS FUNDS

MANAGEMENT AND ORGANIZATION CONT'D

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND         TRUST AND THE         LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIOS           SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 NONINTERESTED TRUSTEES (CONTINUED)

 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               193                   None
 9/21/35                                 Trust since 1985;   Corporation (an
                                         of ALP, GAP, KYP,   investment and
                                           MDP, MOP, NCP,    financial advisory
                                          ORP, TNP and VAP   services company)
                                           since 1992; of    (since September 2000).
                                          ARP, LAP and SCP   Chairman, Hellman,
                                             since 1993      Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

 Lynn A. Stout            Trustee            Since 1998      Professor of Law,                193                   None
 9/14/57                                                     University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)           TERM OF
                          WITH THE           OFFICE AND
      NAME AND         TRUST AND THE         LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH         PORTFOLIOS           SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 Thomas J. Fetter        President           Since 1993      Vice President of EVM and BMR.
 8/20/43                                                     Trustee and President of The
                                                             Massachusetts Health &
                                                             Education Tax-Exempt Trust.
                                                             Officer of 128 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 William H. Ahern,   Vice President of   Vice President of   Vice President of EVM and BMR.
 Jr.                  ALP, KYP and MDP   ALP since 1997; of  Officer of 36 registered
 7/28/59                                 KYP since 1998; of  investment companies managed
                                           MDP since 2000    by EVM or BMR.

 Cynthia J. Clemson  Vice President of       Since 1995      Vice President of EVM and BMR.
 3/2/63               GAP, MOP and TNP                       Officer of 20 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Robert B.             Vice President        Since 1993      Vice President of EVM and BMR.
 MacIntosh                                                   Officer of 128 registered
 1/22/57                                                     investment companies managed
                                                             by EVM or BMR.

 Thomas M. Metzold   Vice President of   Vice President of   Vice President of EVM and BMR.
 8/3/58                 ARP and ORP      ARP since 2000; of  Officer of 7 registered
                                           ORP since 1996    investment companies managed
                                                             by EVM or BMR.

 Alan R. Dynner          Secretary           Since 1997      Vice President, Secretary and
 10/10/40                                                    Chief Legal Officer of BMR,
                                                             EVM, EVD, EV and EVC. Officer
                                                             of 193 registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Kristin S.          Treasurer of LAP,     Since 2002(2)     Assistant Vice President of
 Anagnost             MOP, ORP and TNP                       EVM and BMR. Officer of 110
 6/12/65                                                     registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Barbara E.          Treasurer of ALP,     Since 2002(2)     Vice President of EVM and BMR.
 Campbell              ARP, GAP, KYP,                        Officer of 193 registered
 6/19/57             MDP, NCP, SCP and                       investment companies managed
                            VAP                              by EVM or BMR.

 James L. O'Connor    Treasurer of the       Since 1989      Vice President of BMR, EVM and
 4/1/45                    Trust                             EVD. Officer of 115 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2) Prior to 2002, Ms. Anagnost served as Assistant Treasurer since 1998 and Ms. Campbell served as Assistant Treasurer since 1993.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and the Portfolios and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


LOUISIANA MUNICIPALS PORTFOLIO


By: /S/ Thomas J. Fetter
    ---------------------
        Thomas J. Fetter
        President


Date:   October 16, 2003
        ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /S/ Kristin S. Anagnost
        ------------------------
        Kristin S. Anagnost
        Treasurer

Date:   October 16, 2003
        ----------------


By:     /S/ Thomas J. Fetter
        --------------------------
        Thomas J. Fetter
        President


Date:   October 16, 2003
        ----------------